ACQUIRED INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired intangible assets
Acquired intangible assets, net	$ 563
Amortization expense	47
Weland
Acquired intangible assets
Acquired intangible assets, gross	596
Less: Accumulated amortization	(47)
Exchange difference	14
Acquired intangible assets, net	563
Amortization expense	47
Future amortization expenses of acquired intangible assets
2013	80
2014	80
2015	80
2016	80
2017 and thereafter	229
Weland | Trademark
Acquired intangible assets
Acquired intangible assets, gross	408
Weland | Non-Compete Agreement
Acquired intangible assets
Acquired intangible assets, gross	$ 188